Schedule I-Summary of Investments Other-Than-Investments in Related Parties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	$ 142,884
Fair Value	162,281
Amount at which shown in balance sheet	159,033	158,916
Fixed maturity securities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	106,729
Fair Value	122,114
Amount at which shown in balance sheet	122,114
United States Government and government agencies and authorities
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	540
Fair Value	797
Amount at which shown in balance sheet	797
States, municipalities and political subdivisions
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	26,527
Fair Value	30,181
Amount at which shown in balance sheet	30,181
Foreign governments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	255
Fair Value	403
Amount at which shown in balance sheet	403
Commercial mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	1,343
Fair Value	1,454
Amount at which shown in balance sheet	1,454
Residential mortgage-backed
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	7,888
Fair Value	8,810
Amount at which shown in balance sheet	8,810
Corporate
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	70,176
Fair Value	80,469
Amount at which shown in balance sheet	80,469
Non-redeemable preferred stocks
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	6,144
Fair Value	6,908
Amount at which shown in balance sheet	6,908
Commercial mortgage loans on real estate, at amortized cost
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	27,195
Fair Value	30,443
Amount at which shown in balance sheet	27,195
Policy loans
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	208
Fair Value	208
Amount at which shown in balance sheet	208
Short-term investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	2,126
Fair Value	2,126
Amount at which shown in balance sheet	2,126
Other investments
Summary of Investments Other-Than-Investments in Related Parties
Cost or Amortized Cost	482
Fair Value	482
Amount at which shown in balance sheet	$ 482